Shareholder Report, Line Graph (Details) LMZ0400_Franklin Multi-Asset Defensive Growth Fund_Class A_TSR Annual {Class A} - USD ($)												12 Months Ended
		Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name												Class A (with sales charge)
Accumulated Value		$ 14,999	$ 13,697	$ 12,950	$ 14,020	$ 13,530	$ 12,518	$ 11,422	$ 11,550	$ 10,491	$ 9,575	$ 16,520
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Index
Accumulated Value		11,274	11,046	10,819	11,806	12,167	11,619	10,597	10,363	10,145	10,000	$ 12,047
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 1000 Index
Accumulated Value		36,265	28,621	23,805	26,030	21,635	18,053	14,872	15,202	12,081	10,000	$ 41,818
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]											Composite Benchmark†
Accumulated Value		$ 16,103	$ 14,854	$ 13,964	$ 15,030	$ 14,725	$ 13,358	$ 11,938	$ 11,891	$ 10,924	$ 10,000	$ 17,789

[1]
†	The Fund’s Composite Benchmark is comprised of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg U.S. Aggregate Index and 10% Bloomberg U.S. High Yield—2% Issuer Cap Index.